Fees Summary	Jul. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,699,000
Previously Paid Amount	0.00
Total Fee Amount	566.32
Total Offset Amount	0.00
Net Fee	566.32
Narrative - Max Aggregate Offering Price	$ 3,699,000
Final Prospectus	true